Common Stock (Detail) - USD ($)	12 Months Ended			20 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Oct. 10, 2021	Apr. 08, 2021
Class of Stock [Line Items]
Net proceeds	$ 213,641,000	$ 139,245,000	$ 157,946,000
Shares registered and available for issuance (in shares)	4,300,000
Number of preferred stock purchase right, per share of common stock dividend (in shares)					1
Common stock, par (in USD per share)	$ 1	$ 1		$ 1
Purchase price per unit (in USD per share)					$ 321.70
Preferred stock purchase price, exercisable term, beneficial ownership percentage benchmark					10.00%
Preferred stock purchase price, exercisable term, beneficial ownership percentage benchmark with passive institutional investor					20.00%
Restricted Stock/Unit Plan and Management Incentive Plan
Class of Stock [Line Items]
Common stock issued (in shares)	48,000
Dividend Reinvestment and Stock Purchase Plan
Class of Stock [Line Items]
Common stock issued (in shares)	173,000
Common stock issuances	$ 11,800,000
Equity Shelf Program
Class of Stock [Line Items]
Sale of stock, amount of common stock offered for sale (up to)	$ 341,819,657					$ 500,000,000
Gross proceeds				$ 158,180,343
Less: agent commissions				(1,581,803)
Net proceeds				$ 156,598,540
Number of shares sold (in shares)				2,302,407
Weighted average price per share (USD per share)				$ 68.70